Income Taxes - Schedule of Tax Losses Pending of Amortize (Details) $ in Thousands	12 Months Ended
Dec. 31, 2024 MXN ($)
Schedule of Tax Losses Pending of Amortize [Line Items]
Tax losses available	$ 4,723,132
2015 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2025
Tax losses available	$ 6,408
2016 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2026
Tax losses available	$ 385,560
2017 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2027
Tax losses available	$ 274,073
2018 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2028
Tax losses available	$ 15,934
2019 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2029
Tax losses available	$ 717,306
2020 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2030
Tax losses available	$ 446,064
2021 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2031
Tax losses available	$ 688,677
2022 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2033
Tax losses available	$ 1,046,519
2023 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2033
Tax losses available	$ 657,289
2014 [Member]
Schedule of Tax Losses Pending of Amortize [Line Items]
Expiration Date	2034
Tax losses available	$ 485,302